Investment and Fair Value Measurement (Details) - Schedule of Assets and Liabilities Carried at Fair Value Measured on a Recurring Basis - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Long-term investments
Long-term investments Common stocks	$ 77,200	$ 77,200
Total assets at fair value	77,200	179,681
Marketable securities
Marketable securities Common stocks		102,481
Level 1 [Member]
Long-term investments
Long-term investments Common stocks
Total assets at fair value		10,202
Marketable securities
Marketable securities Common stocks		10,202
Level 2 [Member]
Long-term investments
Long-term investments Common stocks
Total assets at fair value		92,279
Marketable securities
Marketable securities Common stocks		92,279
Level 3 [Member]
Long-term investments
Long-term investments Common stocks	77,200	77,200
Total assets at fair value	$ 77,200	77,200
Marketable securities
Marketable securities Common stocks